Other financial liabilities (Details 1) - CLP ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2024
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 156,202,002,000	$ 107,151,600,000
Borrowings, interest rate			6.60%
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	35,475,633,000	58,731,009,000
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 120,726,369,000	48,420,591,000
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.80%
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 41,257,611,000	24,494,870,000
Bank Borrowings [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,257,611,000	24,494,870,000
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	30,032,074,000	18,003,886,000
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,225,537,000	6,490,984,000
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	98,433,154,000	38,650,859,000
Bonds Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,421,352	10,290,820,000
Bonds Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 95,011,802	$ 28,360,039,000
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 7,757,000	$ 7,812,000
Borrowings, interest rate	3.39%	3.39%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,200,000	$ 2,373,000
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 4,557,000	$ 5,439,000
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Short Term Borowings, Type of Amortization	Monthly	Monthly
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member]
IfrsStatementLineItems [Line Items]
Short Term Borowings, Type of Amortization	Monthly	Monthly
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 12,783,000	$ 11,609,000
Borrowings, interest rate	5.65%	5.65%
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 4,219,000	$ 2,845,000
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 8,564,000	$ 8,764,000
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3	76,920,876-3
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,006,000-6	97,006,000-6
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 15,063,000	$ 37,209,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	6.96%	6.96%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D and D SpA [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 7,464,000	$ 13,506,000
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D and D SpA [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 7,599,000	$ 23,703,000
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,920,876-3
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,006,000-6
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 7,054,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		3.50%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D and D SpA [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 7,054,000
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D and D SpA [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,531,581,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.66%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,531,581,000
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 779,700,000	$ 549,050,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	6.78%	8.34%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 779,700,000	$ 549,050,000
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 250,700,000	$ 1,541,550,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	6.54%	7.17%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 250,700,000	$ 1,541,550,000
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 2,067,375,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.35%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 67,375,000
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,000,000,000
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		91,041,000-8
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,363,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		9.60%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,363,000
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 28,873,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.32%
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 28,873,000
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		91,041,000-8
Borrowings, Debtor Country		Chile
Lending party Tax ID		76,645,030-K
Borrowings, Creditor Country		Chile
Borrowings, original currency		USD
Other current financial liabilities		$ 16,700,666,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		5.88%
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 16,700,666,000
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 16,750,000	$ 79,750,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.04%	8.70%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 79,750,000
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,750,000
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 193,832,000	$ 34,320,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	7.74%	8.58%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 193,832,000	$ 34,320,000
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 55,728,000	$ 16,750,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.00%	8.04%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 55,728,000	$ 16,750,000
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 3,033,627,000	$ 213,582,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	3.95%	8.60%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,033,627,000	$ 213,582,000
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,654,532,000	$ 32,080,000
Short Term Borowings, Type of Amortization	Semiannual	At maturity
Borrowings, interest rate	3.45%	3.95%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 32,080,000
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,654,532,000
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,656,358,000
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		3.45%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,656,358,000
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 136,160,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.66%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 136,160,000
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 4,404,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	37.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 4,404,000
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 58,367,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 58,367,000
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 604,555,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.66%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 604,555,000
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile SA [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 661,245,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	37.60%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 661,245,000
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 31,389,000
Short Term Borowings, Type of Amortization		Dialy
Borrowings, interest rate		130.00%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 31,389,000
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 6,507,456,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	38.61%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,507,456,000
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		Euros
Other current financial liabilities		$ 177,940,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		19.80%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 177,940,000
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 2,886,894,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	37.90%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,886,894,000
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 23,144,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		105.00%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 23,144,000
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 683,024,000
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.61%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 69,185,000
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 613,839,000
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,309,156,000
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	36,748,000
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,272,408,000
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		USD
Other current financial liabilities		$ 271,000
Short Term Borowings, Type of Amortization	Quarterly	At maturity
Borrowings, interest rate	5.00%	105.00%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 271,000
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 819,631,000	$ 171,097,000
Short Term Borowings, Type of Amortization	Semiannual	Quarterly
Borrowings, interest rate	5.50%	5.00%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,178,000	$ 36,016,000
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 818,453,000	$ 135,081,000
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 206,573,000	$ 300,371,000
Short Term Borowings, Type of Amortization	Semiannual	Quarterly
Borrowings, interest rate	5.95%	5.00%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 22,421,000	$ 20,366,000
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 184,152,000	$ 280,005,000
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 200,044,000	$ 500,022,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.50%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 13,924,000	$ 19,734,000
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 186,120,000	$ 480,288,000
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 992,039,000	$ 293,710,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.95%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 32,803,000	$ 3,857,000
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 959,236,000	$ 289,853,000
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 327,163,000	$ 280,939,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.95%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 12,190,000	$ 3,689,000
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 314,973,000	$ 277,250,000
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 343,607,000	$ 19,383,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.50%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 19,383,000
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 343,607,000
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 171,803,000	$ 573,692,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.50%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 6,589,000
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 171,803,000	$ 567,103,000
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 1,360,111,000	$ 570,837,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.50%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,734,000
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,360,111,000	$ 567,103,000
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,295,812,000	$ 1,240,926,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,291,794	$ 1,237,075,000
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 4,018	$ 3,851,000
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 29,039,468	$ 27,856,762,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 39,382	$ 42,917
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 29,000,086	$ 27,813,845,000
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 372,902	$ 357,509,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 68,567	$ 65,763,000
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 304,335	$ 291,746,000
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 8,012,800	$ 7,053,155,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 7,053,155,000
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 8,012,800
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 772,633	$ 741,009,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 751,564	$ 720,004,000
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 21,069	$ 21,005,000
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,159,263	$ 1,110,156,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,159,263	$ 1,110,156,000
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8	91,041,000-8
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 57,780,276	$ 291,342,000
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.00%	1.00%
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 110,782	$ 61,750,000
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 57,669,494	$ 229,592,000